Inventories, Net	12 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 — INVENTORIES, NET

Inventories, net, consist of the following:

	June 30, 2023	June 30, 2022
Semiconductors	$764,592	$324,410
Equipment, tools and others	71,117	41,205
Inventory valuation allowance	(1,851)	—
Total inventory, net	$833,858	$365,615